Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Millions	Common Stock	Additional Paid-in Capital	Notes Receivable - Common Stock	Non-Controlling Interest	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Sep. 29, 2012	$ 1	$ 131	$ (2)	$ 3	$ (47)	$ (561)	$ (475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		16					16
Repayment of note receivable			$ 2				2
Proceeds from issuance of common stock		27					27
Termination of redeemable shares		23					23
Proceeds from initial public offering		438					438
Obligation under tax receivable agreement		(313)					(313)
Interest rate hedge, net of tax					10		10
Net income attributable to the Company						57	57
Currency translation					(5)		(5)
Defined benefit pension and retiree health benefit plans, net of tax					21		21
Derivative amortization, net of tax					3		3
Balance at Sep. 28, 2013	1	322		3	(18)	(504)	(196)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		15					15
Proceeds from issuance of common stock		17					17
Obligation under tax receivable agreement		13					13
Interest rate hedge, net of tax					(2)		(2)
Net income attributable to the Company						62	62
Currency translation					(16)		(16)
Defined benefit pension and retiree health benefit plans, net of tax					(7)		(7)
Balance at Sep. 27, 2014	1	367		3	(43)	(442)	(114)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock compensation expense		21					21
Proceeds from issuance of common stock		18					18
Interest rate hedge, net of tax					(21)		(21)
Net income attributable to the Company						86	86
Currency translation					(45)		(45)
Defined benefit pension and retiree health benefit plans, net of tax					(10)		(10)
Balance at Sep. 26, 2015	$ 1	$ 406		$ 3	$ (119)	$ (356)	$ (65)